Restricted Stock Units Activity and Related Information (Detail) (Restricted Stock Units, USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Restricted Stock Units
Number of Restricted Stock Units
Beginning Balance	93,284	105,037	101,122
Restricted stock units granted	59,269	39,415	54,597
Restricted stock units vested	(43,111)	(42,291)	(44,137)
Restricted stock units cancelled	(5,620)	(8,877)	(6,545)
Ending Balance	103,822	93,284	105,037
Weighted-Average Grant Date Fair Value Per Share
Beginning Balance	$ 62.24	$ 49.27	$ 33.07
Restricted stock units granted	$ 74.54	$ 78.23	$ 61.62
Restricted stock units vested	$ 57.29	$ 45.96	$ 29.32
Restricted stock units cancelled	$ 68.47	$ 57.31	$ 36.57
Ending Balance	$ 70.98	$ 62.24	$ 49.27
Aggregate Intrinsic Value
Aggregate intrinsic value of Restricted stock units	$ 10,460